Note 15 - Financial Assets and Financial Liabilities (Details Textual) $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of financial assets [line items]
Percentage of strengthening in closing exchange rate of foreign currencies	5.00%
Percentage of weakening in closing exchange rate of foreign currencies	5.00%
Investment, interest rate	8.00%
Price Risk [member] | USDC and USDT [member]
Disclosure of financial assets [line items]
Current financial assets	$ 0.8